Taxation - Reconciliation Between Income Tax Expense and Accounting Profit at Applicable Tax Rates (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Profit before taxation	¥ 142,133	¥ 153,895	¥ 148,137
Notional tax on profit before tax, calculated at the PRC's statutory tax rate of 25% (Note)	35,533	38,474	37,034
Tax effect of deductible temporary difference for which no deferred tax asset was recognized	668	1,414	154
Tax effect of deductible tax loss for which no deferred tax asset was recognized	2,019	1,267	818
Others	139	(280)	(98)
Taxation	35,342	35,944	33,723
PRC [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax effect of non-deductible expenses	1,211	604	772
Rate differential	(930)	(1,835)	(2,317)
Hong Kong [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax effect of non-deductible expenses	114	85	70
Rate differential	(177)	(189)	(182)
Income from investments accounted for using the equity method [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax effect of non-taxable items	(3,160)	(3,465)	(2,487)
Interest and other income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax effect of non-taxable items	¥ (75)	¥ (131)	¥ (41)